Note 7 - Notes Payable (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 17, 2020	Feb. 28, 2018	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Notes Payable, Total						$ 0	$ 170,200	$ 170,200	$ 0
Repayments of Notes Payable						27,864	8,854	11,880	$ 10,257
Paycheck Protection Program CARES Act [Member]
Proceeds from Notes Payable, Total	$ 170,200
Interest Expense, Debt, Total				$ 0	$ 429	653	774	$ 1,203
Extinguishment of Debt, Amount			$ 170,200
Gain (Loss) from Interest Forgiven			1,856
Senior Notes [Member]
Debt Instrument, Term (Year)		5 years
Proceeds from Notes Payable, Total		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Interest Expense, Debt, Total				$ 0	$ 411	$ 633	$ 1,344
Repayments of Notes Payable			$ 22,737